UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |X|; Amendment Number: __1_

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Miura Global Management, LLC

Address:  101 Park Avenue - 21st Floor
          New York, New York 10178


13F File Number: 028-12333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory Heyman
Title:  Chief Compliance Officer
Phone:  (212) 984-8825


Signature, Place and Date of Signing:

/s/ Gregory Heyman             New York, New York             June 3, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total: $26,236,202
                                         (thousands)


List of Other Included Managers:  NONE


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2         COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                            VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (X$1000) PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AMEDISYS INC                  COM               023436108    13,737    332,300 SH          SOLE       NONE       332,300 0      0
APPLE INC                     COM               037833100    54,624    640,000 SH          SOLE       NONE       640,000 0      0
BAIDU COM INC                 SPON ADR REP A    056752108    27,420    210,000 SH          SOLE       NONE       210,000 0      0
BIOMARIN PHARMACEUTICAL INC   COM               09061G101    60,815  3,416,600 SH          SOLE       NONE     3,416,600 0      0
BUNGE LIMITED                 COM               G16962105    41,499    801,600 SH          SOLE       NONE       801,600 0      0
CHINA SUNERGY CO LTD          SPON ADR          16942X104     3,082    780,227 SH          SOLE       NONE       780,227 0      0
CITIGROUP INC                 COM               172967101     3,355    500,000 SH          SOLE       NONE       500,000 0      0
COACH INC                     COM               189754104    37,386  1,800,000 SH          SOLE       NONE     1,800,000 0      0
COMSTOCK RES INC              COM NEW           205768203   108,529  2,296,900 SH          SOLE       NONE     2,296,900 0      0
FIRST SOLAR INC               COM               336433107    55,184    400,000 SH          SOLE       NONE       400,000 0      0
FOCUS MEDIA HLDG LTD          SPONSORED ADR     34415V109    14,208  1,563,000 SH          SOLE       NONE     1,563,000 0      0
GENENTECH INC                 COM NEW           368710406    12,654    152,625 SH          SOLE       NONE       152,625 0      0
GT SOLAR INTL INC             COM               3623E0209       142     49,300 SH          SOLE       NONE        49,300 0      0
ISHARES TR                    RUSSELL 2000      464287655    19,696    400,000 SH          SOLE       NONE       400,000 0      0
LDK SOLAR CO LTD              SPONSORED ADR     50183L107    30,057  2,290,950 SH          SOLE       NONE     2,290,950 0      0
LEAP WIRELESS INTL INC        COM NEW           521863308    24,269    902,536 SH          SOLE       NONE       902,536 0      0
LEVEL 3 COMMUNICATIONS INC    COM               52729N100       105    150,000 SH          SOLE       NONE       150,000 0      0
LKQ CORP                      COM               501889208     1,749    150,000 SH          SOLE       NONE       150,000 0      0
MEMC ELECTR MATLS INC         COM               552715104     5,743    402,200 SH          SOLE       NONE       402,200 0      0
MONSANTO CO NEW               COM               61166W101    28,140    400,000 SH          SOLE       NONE       400,000 0      0
NEWS CORP                     CL A              65248E104     5,000    550,000 SH          SOLE       NONE       550,000 0      0
PHILIP MORRIS INTL INC        COM               718172109    41,835    961,500 SH          SOLE       NONE       961,500 0      0
POTASH CORP SASK INC          COM NEW           73755L107    33,681    460,000 SH          SOLE       NONE       460,000 0      0
PRICELINE COM INC             COM NEW           741503403    17,206    233,625 SH          SOLE       NONE       233,625 0      0
QUALCOMM INC                  COM               747525103     9,516    265,600 SH          SOLE       NONE       265,600 0      0
SELECT SECTOR SPDR TR         SBI INT-FINL      81369Y605    50,080  4,000,000 SH          SOLE       NONE     4,000,000 0      0
SUNTRUST BKS INC              COM               867914103     2,216     75,000 SH          SOLE       NONE        75,000 0      0
TRANSDIGM GROUP INC           COM               893641100    11,833    352,500 SH          SOLE       NONE       352,500 0      0
TRINA SOLAR LIMITED           SPON ADR          89628E104       764     82,216 SH          SOLE       NONE        82,216 0      0
USEC INC                      COM               90333E108     6,196  1,380,000 SH          SOLE       NONE     1,380,000 0      0
WARNACO GROUP INC             COM NEW           934390402     1,963    100,000 SH          SOLE       NONE       100,000 0      0
ZIONS BANCORPORATION          COM               989701107     3,371    137,523 SH          SOLE       NONE       137,523 0      0



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